Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Common Class A [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par value	$ 0.0004	$ 0.0004
Ordinary shares, shares issued	11,205,435	11,205,435
Ordinary shares, shares outstanding	11,205,435	11,205,435
Common Class B [Member]
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, par value	$ 0.0004	$ 0.0004
Ordinary shares, shares issued	6,853,674	6,853,674
Ordinary shares, shares outstanding	6,853,674	6,853,674